Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Summary of Net (Loss) Income Per Share of Common Stock (Details) - ADIT EDTECH ACQUISITION CORP [Member] - USD ($)
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net (loss)income Redeemable	$ (56,400)	$ 540,910	$ (467,825)	$ 3,700,308	$ 3,860,456	$ (2,091,672)
Allocation of net (loss) income Non-Redeemable	$ (188,823)	$ 135,228	$ (1,385,134)	$ 925,077	$ 972,392	$ (541,088)
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption Redeemable, Basic	2,060,991	27,600,000	2,330,456	27,600,000	27,393,431	26,492,055
Weighted Average Shares Outstanding including common stock subject to redemption Redeemable, Diluted	2,060,991	27,600,000	2,330,456	27,600,000	27,393,431	26,492,055
Basic net (loss) income per share, Redeemable	$ (0.03)	$ 0.02	$ (0.2)	$ 0.13	$ 0.14	$ (0.08)
Diluted net income (loss) per ordinary share, Redeemable	$ (0.03)	$ 0.02	$ (0.2)	$ 0.13	$ 0.14	$ (0.08)
Weighted Average Shares Outstanding including common stock subject to redemption Non-Redeemable, Basic	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,853,151
Weighted Average Shares Outstanding including common stock subject to redemption Non-Redeemable, Diluted	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,853,151
Basic net (loss) income per share, Non-Redeemable	$ (0.03)	$ 0.02	$ (0.2)	$ 0.13	$ 0.14	$ (0.08)
Diluted net income (loss) per ordinary share, Non-Redeemable	$ (0.03)	$ 0.02	$ (0.2)	$ 0.13	$ 0.14	$ (0.08)